Loss Per Share (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 ¥ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 ¥ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to FLJ Group Limited’s ordinary shareholders	$ (43,325)		$ (243,224)		¥ 820,023	$ 115,275	¥ (569,174)	¥ (1,533,592)
Denominator:
Weighted average ordinary shares outstanding—basic	27,715,937,039		1,728,612,425		10,258,424,457	10,258,424,457	1,460,692,909	1,351,127,462
Net loss per share—basic | (per share)	$ 0	¥ 0		¥ (0.14)	¥ 0.08	$ 0.01	¥ (0.39)	¥ (1.14)